Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Subordinated Bonds

			Par value
Issue date	Maturity date	Interest rate p.a.	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
29 June 2012	29 June 2022	4.70%	—	28,000
5 November 2012	5 November 2022	4.58%	—	10,000

Total			—	38,000